Pensions and Other Postretirement Benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
U. S. Defined Benefit Plans [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	4.45%	3.99%
Rate of compensation increase	4.13%	4.12%
U. S. Other Postretirement Benefit Plans [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	4.30%	3.80%
Rate of compensation increase	0.00%	0.00%
Canadian Defined Benefit Plans [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	4.11%	3.65%
Rate of compensation increase	3.00%	3.00%
Canadian Other Postretirement Benefit Plans [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	4.10%	3.70%
Rate of compensation increase	0.00%	0.00%
Other Postretirement Benefits [Member]
Accumulated other comprehensive income (loss)
Net actuarial (loss) gain	$ 5.3	$ (2.2)
Prior service (cost) credit	11.5	10.9
Total recognized in accumulated other comprehensive loss	16.8	8.7
One-percentage point annual change in the assumed health care cost trend rate
Effect on total service and interest cost components, increase	0.1
Effect on total service and interest cost components, decrease	0.1
Effect on benefit obligation, increase	1.1
Effect on benefit obligation, decrease	1.2
Defined Benefit Pension Plans [Member]
Accumulated other comprehensive income (loss)
Net actuarial (loss) gain	(166.7)	(202.1)
Prior service (cost) credit	(4.9)	(6.1)
Total recognized in accumulated other comprehensive loss	$ (171.6)	$ (208.2)